SEGMENT INFORMATION (Segment Reporting Information, by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 03, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Operating income		$ 1,263,311	$ 2,198,014	$ 2,699,519
Differences in Cost of sales		14,760,224	14,050,737	12,487,282
Differences in Other operating income (expense), net		25,234	110,337	(84,019)
Financial income (expense), net		(295,859)	(6,179)	(98,541)
Equity in earnings of non-consolidated companies		69,108	105,305	37,114
Income before income tax expense - IFRS		728,005	1,320,782	2,666,500
Net sales		17,649,060	17,610,092	16,414,466
Usiminas
Disclosure of operating segments [line items]
Provision for ongoing litigation related to the acquisition of a participation in Usiminas		(410,200)	0	0
Net sales		4,803,000	5,534,000
Usiminas
Disclosure of operating segments [line items]
Effect related to the increase of the participation in Usiminas	$ (171,045)	0	(171,045)	0
Effect related to the increase of the participation in Usiminas		0	(934,946)	0
Ternium
Disclosure of operating segments [line items]
Operating income		1,399,920	2,404,174	2,571,165
Financial income (expense), net		(194,214)	123,454	(70,133)
Equity in earnings of non-consolidated companies		69,108	105,305	37,114
Income before income tax expense - IFRS		728,005	1,320,782	2,666,500
Depreciation and amortization		(743,277)	(657,692)	(616,492)
Ternium | Usiminas
Disclosure of operating segments [line items]
Effect related to the increase of the participation in Usiminas			(171,045)
Ternium | External Customers
Disclosure of operating segments [line items]
Net sales		17,649,060	17,610,092	16,414,466
Ternium | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		0	0	0
Ternium | Inter-segment eliminations
Disclosure of operating segments [line items]
Operating income		5,844	(2,463)	10,500
Depreciation and amortization		0	0	0
Ternium | Inter-segment eliminations | External Customers
Disclosure of operating segments [line items]
Net sales		0	0	0
Ternium | Inter-segment eliminations | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		(629,940)	(546,038)	(410,636)
Ternium | Reconciling items
Disclosure of operating segments [line items]
Differences in Cost of sales		(190,243)	(206,160)	128,354
Differences in Other operating income (expense), net		53,634
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Operating income		1,559,938	2,390,546	2,556,949
Depreciation and amortization		(551,621)	(542,295)	(523,818)
Ternium | Steel | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales		17,220,220	17,280,993	16,414,334
Ternium | Steel | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		0	0	0
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Operating income		(165,862)	16,091	3,716
Depreciation and amortization		(191,656)	(115,397)	(92,674)
Ternium | Mining | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales		428,840	329,099	132
Ternium | Mining | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		$ 629,940	$ 546,038	$ 410,636